RECONCILIATION OF PROFIT / LOSS BEFORE TAXATION	12 Months Ended
Jun. 30, 2021
RECONCILIATION OF PROFIT / LOSS BEFORE TAXATION [Abstract]
RECONCILIATION OF PROFIT / LOSS BEFORE TAXATION

29.        RECONCILIATION OF PROFIT / LOSS BEFORE TAXATION

		June 30,	June 30,	June 30,
	Note	2021	2020	2019
		(US$’000)
Net income after taxation		2,847	7,770	10,965
Income tax expense from continuing operations	18	1,918	2,315	3,615
Income tax expense from discontinued operations	30.2	—	—	4,830
Total income before taxation		4,765	10,085	19,410